Leases (Direct Finance and Sales-type Leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net investment in direct finance and sales-type leases
Total minimum lease payments to be received	$ 1,393	$ 947
Less: amounts representing estimated executory costs	(205)	(165)
Minimum lease payments receivable	1,188	782
Estimated residual value of leased property (unguaranteed)	183	183
Less: unearned finance lease income	(733)	(443)
Net investment in direct finance and sales-type leases	638	522
Principal due within one year (included in "Receivables and other current assets")	34	19
Net Investment in direct finance leases - long-term	604	503
Future minimum lease payments to be received for each of the next five years and in aggregate thereafter
2023	90
2024	92
2025	95
2026	94
2027	92
Thereafter	930
Total minimum lease payments to be received	1,393	947
Less: executory costs	(205)	(165)
Minimum lease payments receivable	$ 1,188	$ 782